United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature,Place and Date of Signing:

Kara Downing	Cleveland, Ohio		November 4, 2010

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$82,812,290


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class		(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231G102	11,355	183774	Sole		183774
Oracle Corporation	Com	68389X105	3,178	118378	Sole		118378
Johnson & Johnson	Com	478160104	3,002	48458	Sole		48458
Novartis A G ADR (Switzerland)	Com	66987V109	2,878	49910	Sole		49910
ConocoPhillips	Com	20825C104	2,787	48525	Sole		48525
Kohls Corporation	Com	500255104	2,679	50852	Sole		50852
Costco Wholesale Corporation New	Com	22160K105	2,617	40586	Sole		40586
Procter & Gamble Co	Com	742718109	2,583	43065	Sole		43065
Danaher Corp Del	Com	235851102	2,517	61979	Sole		61979
Intel Corporation	Com	458140100	2,374	123670	Sole		123670
Becton Dickinson & Co	Com	075887109	2,293	30943	Sole		30943
Verizon Communications	Com	92343V104	2,275	69821	Sole		69821
International Business Machines	Com	459200101	2,263	16874	Sole		16874
Google Inc.	Com	38259P508	2,217	4216	Sole		4216
Cerner Corporation	Com	156782104	2,215	26377	Sole		26377
Microsoft Corporation	Com	594918104	2,178	88928	Sole		88928
Chevron Corporation	Com	166764100	2,129	26266	Sole		26266
Lowes Companies Inc.	Com	548661107	2,128	95475	Sole		95475
ANSYS Inc.	Com	03662Q105	2,055	48638	Sole		48638
Public Svc Enterprise Group Inc.	Com	744573106	2,040	61665	Sole		61665
Stericycle Inc.	Com	858912108	2,029	29200	Sole		29200
Colgate Palmolive Co	Com	194162103	2,020	26288	Sole		26288
Accenture Ltd.	Com	G1151C101	2,018	47502	Sole		47502
JPMorgan Chase & Co.	Com	46625H100	1,970	51751	Sole		51751
Thermo Fisher Scientific Inc.	Com	883556102	1,938	40468	Sole		40468
Bank of New York Mellon Corp.	Com	064058100	1,914	73239	Sole		73239
Freeport-McMoRan Copper & Gold Inc.	Com	35671D857	1,873	21940	Sole		21940
L-3 Communications Hldgs Inc.	Com	502424104	1,696	23467	Sole		23467
Fiserv Inc.	Com	337738108	1,689	31390	Sole		31390
Murphy Oil Corp	Com	626717102	1,602	25874	Sole		25874
Wal Mart Stores Inc.	Com	931142103	1,571	29355			29355
Cisco Systems Inc.	Com	17275R102	1,568	71585	Sole		71585
BP PLC ADR	Com	055622104	1,191	28920	Sole		28920
Lincoln Elec Hldgs Inc.	Com	533900106	431	7455	Sole		7455
General Elec Company	Com	369604103	343	21128	Sole		21128
United Parcel Service Inc. Class B	Com	911312106	277	4149	Sole		4149
America Movil S A De C V Spon Adr L Shs	Com	02364W105	276	5170	Sole		5170
Coca Cola Company	Com	191216100	222	3800	Sole		3800
Philip Morris International Inc	Com	718172109	211	3760	Sole		3760
PetroHawk Energy Corp.	Com	716495106	208	12895	Sole		12895